Significant Accounting Policies - Useful Lives of Assets (Details) - Tradeweb Markets LLC	12 Months Ended
Dec. 31, 2018
Furniture, Equipment, Purchased Software and Leasehold Improvements | Minimum
Furniture, Equipment, Purchased Software and Leasehold Improvements
Property, Plant and Equipment, Useful Life	3 years
Furniture, Equipment, Purchased Software and Leasehold Improvements | Maximum
Furniture, Equipment, Purchased Software and Leasehold Improvements
Property, Plant and Equipment, Useful Life	7 years
Software Development Costs
Furniture, Equipment, Purchased Software and Leasehold Improvements
Property, Plant and Equipment, Useful Life	3 years
Amortization of pushdown accounting allocation	9 years